Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of Depreciation Rates

	Six Months Ended Jun 30, 2016	Six Months Ended Jun 30, 2015
	(unaudited)	(unaudited)
	$	$
Numerator for basic and diluted earnings per share:
Net (Loss)/Income	(91,849)	(492,524)

Denominator:
Basic weighted average shares	18,725,003	18,725,003
Effect of dilutive securities	-	-

Diluted weighted average shares	18,725,003	18,725,003

Basic earnings per share:	(0.49) cents	(2.63) cents

Diluted earnings per share:	(0.49) cents	(2.63) cents